PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2022	2021

Cost
Buildings	$2,301,644	$2,306,889
Furniture, fixtures and equipment	286,436	224,826
Leasehold improvements	110,981	106,200
Motor vehicles	2,596	2,599
Construction in progress	1,079,112	721,471

Sub-total	3,780,769	3,361,985
Less: accumulated depreciation and amortization	(912,705)	(805,945)

Property and equipment, net	$2,868,064	$2,556,040